UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                   11/12/2009
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                  ----------------------------------------------

Form 13F Information Table Entry Total:  26
                                       -----------------------------------------

Form 13F Information Table Value Total:  $805,146
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------  ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------      -----   ---------  -------  ---   ----  ----------  --------  ----------    ------   ----
AIRMEDIA GROUP INC     SPONSORED ADR     009411109    7,507  1,021,400  SH          Sole                 1,021,400
BAIDU INC              SPON ADR REP A    056752108   33,161     84,800  SH          Sole                    84,800
CHINA LIFE INS CO LTD  SPON ADR REP H    16939P106    8,956    136,300  SH          Sole                   136,300
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109   49,402  1,005,950  SH          Sole                 1,005,950
CHUNGHWA TELECOM CO
   LTD                 SPONS ADR NEW 09  17133Q403   34,395  1,906,604  SH          Sole                 1,906,604
COGNIZANT TECHNOLOGY
   SOLUTIO             CL A              192446102    1,867     48,300  SH          Sole                    48,300
CTRIP COM INTL LTD     ADR               22943F100  117,486  1,998,401  SH          Sole                 1,998,401
HDFC BANK LTD          ADR REPS 3 SHS    40415F101   27,489    232,227  SH          Sole                   232,227
HSBC HLDGS PLC         SPON ADR NEW      404280406   72,819  1,269,728  SH          Sole                 1,269,728
HUANENG PWR INTL INC   SPON ADR H SHS    443304100    5,951    223,400  SH          Sole                   223,400
ICICI BK LTD           ADR               45104G104   15,026    389,683  SH          Sole                   389,683
INFOSYS TECHNOLOGIES
   LTD                 SPONSORED ADR     456788108   19,774    407,790  SH          Sole                   407,790
KB FINANCIAL GROUP INC SPONSORED ADR     48241A105    1,367     26,553  SH          Sole                    26,553
KT CORP                SPONSORED ADR     48268K101      530     30,500  SH          Sole                    30,500
LG DISPLAY CO LTD      SPONS ADR REP     50186V102    3,982    277,900  SH          Sole                   277,900
MINDRAY MEDICAL INTL
   LTD                 SPON ADR          602675100   74,676  2,287,854  SH          Sole                 2,287,854
NETEASE COM INC        SPONSORED ADR     64110W102  101,309  2,217,800  SH          Sole                 2,217,800
NEW ORIENTAL ED & TECH
   GRP I               SPON ADR          647581107   89,585  1,113,550  SH          Sole                 1,113,550
PERFECT WORLD CO LTD   SPON ADR REP B    71372U104    1,781     37,024  SH          Sole                    37,024
POSCO                  SPONSORED ADR     693483109    3,929     37,800  SH          Sole                    37,800
P T TELEKOMUNIKASI
   INDONESIA           SPONSORED ADR     715684106   54,552  1,528,080  SH          Sole                 1,528,080
SHANDA GAMES LTD       SPONSORED ADR     81941U105    2,578    220,300  SH          Sole                   220,300
SINA CORP              ORD               G81477104   31,199    821,900  SH          Sole                   821,900
SK TELECOM LTD         SPONSORED ADR     78440P108   35,640  2,042,391  SH          Sole                 2,042,391
SOHU COM INC           COM               83408W103    1,768     25,700  SH          Sole                    25,700
TAIWAN SEMICONDUCTOR
   MFG LTD             SPONSORED ADR     874039100    8,417    767,943  SH          Sole                   767,943